Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2023
Amounts Due to Related Parties [Abstract]
Amounts due to related parties

16. Amounts due to related parties

	As of December 31,
Name of related parties	2022	2023
	USD’000	USD’000
Mr. CHUN SUN WONG	139	284
Mr. ZHUO WANG	380	838
	519	1,122

Mr. CHUN SUN WONG is the controlling shareholder of the Group. The amounts due to him are unsecured, interest-free and repayable on demand.

Mr. ZHUO WANG is the shareholder of the Group. The amounts due to Mr. ZHUO WANG are unsecured, interest-free and repayable on demand.